Fair Value (Quantitative Information About Level 3 Fair Value Measurements) (Detail) (Fair Value, Measurements, Recurring [Member], JPY ¥) In Millions, unless otherwise specified							12 Months Ended						12 Months Ended												12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013 Level 3 [Member]	Mar. 31, 2012 Level 3 [Member]	Mar. 31, 2013 Level 3 [Member] Trading Securities And Investment Securities [Member] Foreign Governments And Official Institutions Bonds [Member] Monte Carlo Method [Member]		Mar. 31, 2013 Level 3 [Member] Trading Securities And Investment Securities [Member] Foreign Governments And Official Institutions Bonds [Member] Monte Carlo Method [Member] Minimum [Member]	Mar. 31, 2013 Level 3 [Member] Trading Securities And Investment Securities [Member] Foreign Governments And Official Institutions Bonds [Member] Monte Carlo Method [Member] Maximum [Member]	Mar. 31, 2013 Level 3 [Member] Trading Securities And Investment Securities [Member] Foreign Governments And Official Institutions Bonds [Member] Monte Carlo Method [Member] Weighted Average [Member]		Mar. 31, 2013 Level 3 [Member] Trading Securities And Investment Securities [Member] Foreign Governments And Official Institutions Bonds [Member] Return On Equity Method [Member]		Mar. 31, 2013 Level 3 [Member] Trading Securities And Investment Securities [Member] Foreign Governments And Official Institutions Bonds [Member] Return On Equity Method [Member] Minimum [Member]	Mar. 31, 2013 Level 3 [Member] Trading Securities And Investment Securities [Member] Foreign Governments And Official Institutions Bonds [Member] Return On Equity Method [Member] Maximum [Member]
Mar. 31, 2013
Level 3 [Member]
Trading Securities And Investment Securities [Member]
Foreign Governments And Official Institutions Bonds [Member]
Return On Equity Method [Member]
Weighted Average [Member]
																	Mar. 31, 2013 Level 3 [Member] Trading Securities And Investment Securities [Member] Corporate Bonds [Member] Monte Carlo Method [Member]		Mar. 31, 2013 Level 3 [Member] Trading Securities And Investment Securities [Member] Corporate Bonds [Member] Monte Carlo Method [Member] Minimum [Member]	Mar. 31, 2013 Level 3 [Member] Trading Securities And Investment Securities [Member] Corporate Bonds [Member] Monte Carlo Method [Member] Maximum [Member]	Mar. 31, 2013 Level 3 [Member] Trading Securities And Investment Securities [Member] Corporate Bonds [Member] Monte Carlo Method [Member] Weighted Average [Member]		Mar. 31, 2013 Level 3 [Member] Trading Securities And Investment Securities [Member] Corporate Bonds [Member] Discounted Cash Flow [Member]		Mar. 31, 2013 Level 3 [Member] Trading Securities And Investment Securities [Member] Corporate Bonds [Member] Discounted Cash Flow [Member] Minimum [Member]	Mar. 31, 2013 Level 3 [Member] Trading Securities And Investment Securities [Member] Corporate Bonds [Member] Discounted Cash Flow [Member] Maximum [Member]	Mar. 31, 2013 Level 3 [Member] Trading Securities And Investment Securities [Member] Corporate Bonds [Member] Discounted Cash Flow [Member] Weighted Average [Member]		Mar. 31, 2013 Level 3 [Member] Trading Securities And Investment Securities [Member] Corporate Bonds [Member] Internal Model [Member]		Mar. 31, 2013 Level 3 [Member] Trading Securities And Investment Securities [Member] Corporate Bonds [Member] Internal Model [Member] Minimum [Member]	Mar. 31, 2013 Level 3 [Member] Trading Securities And Investment Securities [Member] Corporate Bonds [Member] Internal Model [Member] Maximum [Member]	Mar. 31, 2013 Level 3 [Member] Trading Securities And Investment Securities [Member] Corporate Bonds [Member] Internal Model [Member] Weighted Average [Member]
Mar. 31, 2013
Level 3 [Member]
Trading Securities And Investment Securities [Member]
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member]
Discounted Cash Flow [Member]

Mar. 31, 2013
Level 3 [Member]
Trading Securities And Investment Securities [Member]
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member]
Discounted Cash Flow [Member]
Minimum [Member]

Mar. 31, 2013
Level 3 [Member]
Trading Securities And Investment Securities [Member]
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member]
Discounted Cash Flow [Member]
Maximum [Member]

Mar. 31, 2013
Level 3 [Member]
Trading Securities And Investment Securities [Member]
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member]
Discounted Cash Flow [Member]
Weighted Average [Member]

Mar. 31, 2013
Level 3 [Member]
Trading Securities And Investment Securities [Member]
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member]
Internal Model [Member]

Mar. 31, 2013
Level 3 [Member]
Trading Securities And Investment Securities [Member]
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member]
Internal Model [Member]
Minimum [Member]

Mar. 31, 2013
Level 3 [Member]
Trading Securities And Investment Securities [Member]
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member]
Internal Model [Member]
Maximum [Member]

Mar. 31, 2013
Level 3 [Member]
Trading Securities And Investment Securities [Member]
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member]
Internal Model [Member]
Weighted Average [Member]
																																															Mar. 31, 2013 Level 3 [Member] Trading Securities And Investment Securities [Member] Other Debt Securities [Member] Return On Equity Method [Member]		Mar. 31, 2013 Level 3 [Member] Trading Securities And Investment Securities [Member] Other Debt Securities [Member] Return On Equity Method [Member] Minimum [Member]	Mar. 31, 2013 Level 3 [Member] Trading Securities And Investment Securities [Member] Other Debt Securities [Member] Return On Equity Method [Member] Maximum [Member]	Mar. 31, 2013 Level 3 [Member] Trading Securities And Investment Securities [Member] Other Debt Securities [Member] Return On Equity Method [Member] Weighted Average [Member]		Mar. 31, 2013 Level 3 [Member] Trading Securities And Investment Securities [Member] Other Debt Securities [Member] Discounted Cash Flow [Member]		Mar. 31, 2013 Level 3 [Member] Trading Securities And Investment Securities [Member] Other Debt Securities [Member] Discounted Cash Flow [Member] Minimum [Member]	Mar. 31, 2013 Level 3 [Member] Trading Securities And Investment Securities [Member] Other Debt Securities [Member] Discounted Cash Flow [Member] Maximum [Member]	Mar. 31, 2013 Level 3 [Member] Trading Securities And Investment Securities [Member] Other Debt Securities [Member] Discounted Cash Flow [Member] Weighted Average [Member]		Mar. 31, 2013 Level 3 [Member] Trading Account Assets, Trading Derivatives [Member] Interest Rate Contracts [Member] Option Model [Member]		Mar. 31, 2013 Level 3 [Member] Trading Account Assets, Trading Derivatives [Member] Interest Rate Contracts [Member] Option Model [Member] Minimum [Member]	Mar. 31, 2013 Level 3 [Member] Trading Account Assets, Trading Derivatives [Member] Interest Rate Contracts [Member] Option Model [Member] Maximum [Member]	Mar. 31, 2013 Level 3 [Member] Trading Account Assets, Trading Derivatives [Member] Foreign Exchange Contracts [Member] Option Model [Member]		Mar. 31, 2013 Level 3 [Member] Trading Account Assets, Trading Derivatives [Member] Foreign Exchange Contracts [Member] Option Model [Member] Minimum [Member]	Mar. 31, 2013 Level 3 [Member] Trading Account Assets, Trading Derivatives [Member] Foreign Exchange Contracts [Member] Option Model [Member] Maximum [Member]	Mar. 31, 2013 Level 3 [Member] Trading Account Assets, Trading Derivatives [Member] Equity Contracts [Member] Option Model [Member]		Mar. 31, 2013 Level 3 [Member] Trading Account Assets, Trading Derivatives [Member] Equity Contracts [Member] Option Model [Member] Minimum [Member]	Mar. 31, 2013 Level 3 [Member] Trading Account Assets, Trading Derivatives [Member] Equity Contracts [Member] Option Model [Member] Maximum [Member]	Mar. 31, 2013 Level 3 [Member] Trading Account Assets, Trading Derivatives [Member] Credit Derivatives [Member] Option Model [Member]		Mar. 31, 2013 Level 3 [Member] Trading Account Assets, Trading Derivatives [Member] Credit Derivatives [Member] Option Model [Member] Minimum [Member]	Mar. 31, 2013 Level 3 [Member] Trading Account Assets, Trading Derivatives [Member] Credit Derivatives [Member] Option Model [Member] Maximum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value	¥ 100,294,352	¥ 93,544,851	¥ 1,209,628	¥ 2,878,267	¥ 33,649	[1]					¥ 19,699	[1]					¥ 1,986	[1]					¥ 62,788	[1]					¥ 9,059	[1]					¥ 72,640	[1]					¥ 289,398	[1]					¥ 104,957	[1]					¥ 29,526	[1]
Trading derivatives-net at fair value																																																											¥ (2,533)	[1]			¥ (16,806)	[1]			¥ 1,381	[1]			¥ (1,987)	[1]
Significant unobservable inputs
Fair value inputs, Correlation between interest rate and foreign exchange rate							32.50%	51.90%	36.00%	[2]									32.50%	37.90%	35.20%	[2]																																							32.50%	60.20%			22.20%	66.30%
Fair value inputs, Correlation between interest rates							41.30%	63.30%	62.10%	[2]							63.30%				63.30%	[2]																																							(0.10%)	97.60%			28.20%	80.60%
Fair value inputs, Probability of default													0.00%	8.00%	0.70%	[2]									0.10%	14.20%	4.20%	[2]									0.00%	5.20%	4.90%	[2]			0.00%	84.60%		[2],[3]			0.00%	8.00%	0.60%	[2]									0.30%	12.50%			0.40%	14.20%
Fair value inputs, Recovery rate													25.00%	90.00%	56.20%	[2]									15.00%	100.00%	44.90%	[2]									0.00%	76.00%	65.40%	[2]			53.60%	69.80%	67.50%	[2]			25.00%	90.00%	64.80%	[2]									40.00%	51.00%			40.00%	51.00%							20.00%	36.80%
Fair value inputs, Market-required return on capital													15.00%	17.00%	15.70%	[2]																																	15.00%	17.00%	16.50%	[2]
Fair value inputs, Discount factor																																					1.00%	1.20%	1.10%	[2]			1.00%	4.80%	1.50%	[2]
Fair value inputs, Liquidity premium																															1.50%	2.50%	2.30%	[2]																					0.50%	0.80%	0.80%	[2]
Fair value inputs, Prepayment rate																																					6.20%	14.80%	8.80%	[2]			3.90%	38.30%	32.60%	[2]															0.00%	2.30%
Fair value inputs, Asset correlations																																											11.00%	14.00%	13.50%	[2]
Fair value inputs, Volatility																																																													29.10%	58.30%
Fair value inputs, Correlation between underlying assets																																																																	44.10%	82.80%							11.60%	88.20%
Fair value inputs, Correlation between interest rate and equity																																																																					10.60%	52.00%

[1]	The fair value as of March 31, 2013 excludes the fair value of investments valued using vendor prices.
[2]	Weighted averages are calculated by weighting each input by the relative fair value of the respective financial instruments.
[3]	See "Probability of default" in "Sensitivity to and range of unobservable inputs".